Significant accounting policies (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Oct. 05, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Nov. 30, 2023	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Unrestricted cash		$ 30,000.00	$ 100,000		$ 200,000	$ 600,000	$ 1,300,000
Outstanding debt and borrowing		29,000,000.0	33,300,000		29,100,000	32,400,000	28,600,000
Impairment of depreciation or amortization		0			$ 0
Reverse stock split description	1:10 reverse stock split				10-to-1 reverse stock split
Cash budgeted		26,000	115,000		$ 199,000	553,000	1,285,000			$ 8,604,000
Adjusted net current liabilities outstanding					9,700,000
Cash		10,268,000			10,044,000	7,087,000	9,088,000
Proceeds from operating activities		$ (2,571,000)	$ (4,319,000)		$ (8,519,000)	$ (11,740,000)	$ (14,904,000)
Innovative solar systems, lC [member]
IfrsStatementLineItems [Line Items]
Acquisition percentage					50.00%
Forecast [Member]
IfrsStatementLineItems [Line Items]
Creditors and expenses				$ 9,700,000
Proceeds from operating activities				12,000,000
Proceeds from other debt				$ 8,700,000
Subsequent Events [member]
IfrsStatementLineItems [Line Items]
Net current liabilities outstanding								$ 9,300,000
Adjusted net current liabilities outstanding								$ 5,400,000
VivoPower Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Ownership interest rate					55.00%
Cash budgeted					$ 154,000
Ordinary shares value									$ 10,000,000
Tembo Group [member]
IfrsStatementLineItems [Line Items]
Ownership percentage					100000.00%
Deposits and other cash inflows)					$ 357,000
Vivo Power Pty Ltd and Tembo Group [member]
IfrsStatementLineItems [Line Items]
Deposits and other cash inflows)					357,000
Cash					$ 4,300,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share					$ 0.12	$ 0.12	$ 0.12
Ordinary shares value					$ 7,000,000
Ordinary shares [member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Par value per share		$ 0.12			$ 0.12
Top of range [member]
IfrsStatementLineItems [Line Items]
Lease commitments lease terms		2 months			2 months
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Lease commitments lease terms		8 years			8 years